LONGTERM INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Long-term Investments
	Fair Value December 31,	Net Additions /	Movements in foreign	Fair value adjustments	Fair Value September 30,
	2024	(Disposals)	exchange	for the period	2025
Talisker Resources Common Shares	$685	$(466)	$40	$2,442	$2,701
Silver Wolf Exploration Ltd. Common Shares	359	-	7	129	495
Silver Wolf Exploration Ltd. Warrants	20	-	-	7	27
Endurance Gold Corp. Common Shares	146	-	4	125	275
Endurance Gold Corp. Warrants	37	-	1	43	81
	$1,247	$(466)	$52	$2,746	$3,579